Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
12. Revenue Recognition
The following table provides information about disaggregated revenue by product and services:

	Three Months Ended March 31,
	2022	2021
Product sales and rentals, net	$651	$840
Processing and storage fees, net	1,283	1,264
License, royalty and other	4,001	556

Net revenue	$5,935	$2,660

The following table provides changes in deferred revenue from contract liabilities:

	2022	2021
Balance at January 1	$4,067	$12,449
Deferral of revenue*	1,649	1,042
Recognition of unearned revenue*	(1,610)	(1,639)

Balance at March 31,	$4,106	$11,852

*
2022 deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed.

The Company’s policies for recognizing sales have not changed from those described in the 2021 Form 10-K. The Company implemented ASC 606,
Revenue from Contracts with Customers
(“ASC 606”) including the election to use certain practical expedients.
Services
The Company recognizes revenue separately for biobanking collection and processing services and storage services.
Revenue from process fees is recognized at the point in time of the successful completion of processing. Revenue from storage services is recognized ratably over the contractual storage period. The portion of the
18-
and
25-year
contract storage periods that are being recognized over the contractual storage period are included in Deferred revenue in the condensed consolidated balance sheet and is classified as current if the Company expects to recognize the related revenue over the next 12 months from the balance sheet date.
The Company uses list prices to recognize revenue. Promotional discounts and other various incentives are estimated using the expected value method and are recognized in the same period the underlying revenue transaction is recognized.
Product sales and rentals and license, royalty and other revenues
The Company’s direct sales of degenerative disease products are included in product sales and rentals while sales through the Company’s network of distribution partners are included in license, royalty and other revenues.
The Company recognizes revenue for the sale of its Biovance ®, Interfyl ®, Biovance 3L ® and Centaflex ® products when the customer obtains control of the Company’s product based on the contractual shipping terms of a contract. Variable consideration (such as rebates, discounts and other deductions) is estimated using the expected value method and are recognized as revenue when the Company transfer control to the customers. In addition, the Company offers volume-based
discounts, rebates and prompt pay discounts and other various incentives which are estimated under the expected value method and recognized as a reduction in revenue in the same period the underlying revenue transaction is recognized.
Under the license agreement with Sanuwave which acquired certain assets comprising its MIST ® /Ultra MIST ® business, the Company received a quarterly license fee and a defined royalty on each product sold. The three months ended March 31, 2021, included the recognition of the quarterly license fee in license, royalty and other revenues. During the third quarter of 2021, the license agreement with Sanuwave was terminated due to an uncured material breach.

14.	Revenue Recognition
The following table provides information about disaggregated revenue by product and services:

	Year Ended December 31,
	2021	2020
Product sales and rentals	$3,801	$6,854
Services	5,522	5,556
License, royalty and other	12,012	1,868

Net revenues	$21,335	$14,278

The following table provides changes in deferred revenue from contract liabilities:

	2021	2020
Balance at January 1	$12,449	$3,833
Deferral of revenue*	4,928	14,532
Recognition of unearned revenue**	(13,310)	(5,916)

Balance at December 31	$4,067	$12,449

*
2020 includes $9,505 received in advance of performing services under a license agreement (see Note 15). The remainder of the 2020 and all of the 2021 deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed.

**
During the third quarter of 2021, the Company terminated the license agreement with Sanuwave due to an uncured material breach (See Note 15). As a result, the Company recognized the remaining deferred revenue of $6,754 that was to be recognized on a straight-line basis over the non-cancelable
term of the license agreement.

The Company has made the following accounting policy elections and elected to use certain practical expedients, as permitted by the FASB, in applying Accounting Standards Codification 606,
Revenue from Contracts with Customers
(“ASC 606”): (1) the Company accounts for amounts collected from customers for sales and other taxes, net of related amounts remitted to tax authorities; (2) the Company does not adjust the promised amount of consideration for the effects of a significant financing component because, at contract inception, the Company expects the period between the time when the Company transfers a promised good or service to the customer and the time when the customer pays for that good or service will be one year or less; (3) the Company expenses costs to obtain a contract as they are incurred in the expected period of benefit and therefore, the amortization period is one year or less; (4) the Company accounts for shipping and handling activities that occur after control transfers to the customer as a fulfillment cost rather than an additional promised service and these fulfillment costs are recorded as selling, general and administrative expenses; (5) the Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer; and (6) the Company does not disclose the transaction price allocated to unsatisfied performance obligations when the original expected contract duration is one year or less.

Product sales and rentals
Performance obligations
At contract inception, the Company assesses the goods and services promised in the contracts with customers and identifies a performance obligation for each promise to transfer to the customer a good or service (or bundle of goods or services) that is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. To identify the performance obligations, the Company considers all of the goods or services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices. For each contract, the Company considers the obligation to transfer products and services to the customer, each of which are distinct, to be performance obligations.
The Company determined that the following distinct goods and services represent separate performance obligations involving the sale of its degenerative disease products. The goods and services listed below may not all be included in every contract. Some contracts may include all of the Company’s products and services while others may only include one product or service type.

•	Supply of Biovance ® products;

•	Supply of Interfyl ® products;

•	Supply of Biovance 3L ® products;

•	Supply of MIST ® and UltraMIST ® product;

•	Supply of MIST ® and UltraMIST ® rental product.
Degenerative disease commercial operations revenue is generally recognized when the customer obtains control of the Company’s product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract. Sales and other taxes collected on behalf of third parties are excluded from revenue.
Variable Consideration
Under ASC 606, the Company is required to make estimates of the net sales price, including estimates of variable consideration (such as rebates, discounts, and other deductions), and recognize the estimated amount as revenue, when the Company transfers control of the product to customers. To the extent that the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing the expected value method or the most likely amount, depending on the circumstances, to which the Company expects to be entitled. An expected value method may be an appropriate estimate of the amount of variable consideration if an entity has a large number of contracts with similar characteristics whereas the most likely amount method may be an appropriate estimate of the amount of variable consideration if the contract has only two possible outcomes. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.

Sales Incentives and Other Promotional Programs
The Company offers volume-based discounts, rebates and prompt pay discounts and other various incentives which are accounted for under the variable consideration model. If sales incentives may be earned by a customer for purchasing a specified amount of product, the Company estimates whether such incentives will be achieved and recognizes these incentives as a reduction in revenue in the same period the underlying revenue transaction is recognized. The Company primarily uses the expected value method to estimate incentives. Under the expected value method, the Company considers the historical experience of similar programs as well as reviews sales trends on a customer-by-customer
basis to estimate what levels of incentives will be earned.

Product Returns
Consistent with industry practice, the Company maintains a returns policy that generally offers customers a right of return for products that have been purchased from the Company. To date, the Company has had minimal product returns and currently does not have an accrual for product returns. The Company will continue to assess the estimate for product returns as it gains additional historical experience.
Services
Performance Obligations
The Company determined that the following distinct goods and services represent separate performance obligations involving the sale of its biobanking services:

•	Collection and processing services; and

•	Storage services.
Processing and storage services include the Company providing umbilical cord blood, placental blood and tissue processing and storage for private use. Revenues recognized for the fees for processing and storage represent sales of the biobanking to customers. The Company recognizes revenue from processing fees at the point in time of the successful completion of processing and recognizes storage fees over time, which is ratably over the contractual storage period.
Contracted storage periods are 18 years and 25 years. Deferred revenue on the accompanying consolidated balance sheets includes the portion of the
18-
and the
25-year storage
fees that are being recognized over the contractual storage period. The Company classifies deferred revenue as current if the Company expects to recognize the related revenue over the next 12 months from the balance sheet date.
Significant Financing
When determining the transaction price of a contract, an adjustment is made if payment from a customer occurs either significantly before or significantly after performance, resulting in a significant financing component. For all plans (annual, 18 years and 25 years), the storage fee is paid at the beginning of the storage period (prepaid plans). Alternatively, the Company offers payment plans for customers to pay over time for a period of one
to
24
 months (over time plans). The Company concluded that a significant financing component is not present within either the prepaid or overtime payment plans. The Company has determined that the prepaid plans do not include a significant financing component as the payment terms were structured primarily for reasons other than the provision of financing and to maximize profitability.
When considered over a
24-month period
for over time plans, the difference between the cash selling price and the consideration paid is nominal. As such, the Company believes that its payment plans do not include significant financing components as they are not significant in the aggregate when considered in the context of all contracts entered into nor significant at the individual contract level.

The Company elected to apply the practical expedient where the Company does not need to assess whether a significant financing component exists if the period between when it performs its obligations under the contract and when the customer pays is one year or less.
As of December 31, 2021, the total aggregate transaction price allocated to the unsatisfied performance obligations for services was recorded as deferred revenue amounting to $4,067, which will be recognized as revenue ratably on a straight-line basis over the contractual period of which $2,196 will be recognized as revenue over the next 12 months.
Sales Incentives and Other Promotional Programs
The Company offers promotional discounts and other various incentives which are accounted for under the variable consideration model. The Company estimates whether such incentives will be achieved and recognizes these incentives as a reduction in revenue in the same period the underlying revenue transaction is recognized. The Company primarily uses the expected value method to estimate incentives. Under the expected value method, the Company considers the historical experience of similar programs as well as reviews sales trends on a customer-by-customer basis
to estimate what levels of incentives will be earned.
Allocation of Transaction Price
As the Company’s processing and storage agreements contain multiple performance obligations, ASC 606 requires an allocation of the transaction price based on the estimated relative standalone selling prices of the promised services underlying each performance obligation. The Company has selected an adjusted market assessment approach to estimate the standalone selling prices of the processing services and storage services and concluded that the published list price is the price that a customer in that market would be willing to pay for those goods or services. The Company also considered the fact that all customers are charged the list prices current at the time of their enrollment where the Company has separately stated list prices for processing and storage.
License, royalty and other
Under the license agreement with Sanuwave which acquired certain assets comprising its MIST
®
/UltraMIST
®
 business, the Company received a quarterly license fee and a defined royalty on each product sold. A credit was provided to Sanuwave for Biovance royalties up to the quarterly license fee. The Company recognize the quarterly license fee over each quarterly term based on the actual sales occurring over the period. If quarterly revenues were lower than the quarterly license fee, the Company recognized the difference during the third month of the quarterly period. Any royalties earned in excess of the quarterly license fee were recognized at the end of each quarterly period, as that is when it is probable that a significant future reversal of revenue under the arrangement will not occur. During the third quarter of 2021, the license agreement with Sanuwave was terminated due to an uncured material breach.